Related party balances and transactions (Details) - Schedule of amount due from related party - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Amount due from related party:
Amount due from related party-Ochem(i)	[1]		$ 1,856
Total			$ 1,856

[1]	The balance represents advance payment for materials purchased from Ochem.